Facility Operating Lease (Details) - Schedule of operating lease liabilities	Jun. 30, 2021 USD ($)
Schedule of operating lease liabilities [Abstract]
2021	$ 78,083
2022	159,093
2023	163,070
2024	167,147
2025	171,326
2026	43,094
Total	$ 781,813